Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.89%
Advertising–1.56%
Trade Desk, Inc. (The), Class A(b)(c)	329,439	$16,702,557
Aerospace & Defense–2.19%
Airbus SE (France)	100,174	12,551,982
TransDigm Group, Inc.	15,144	10,869,606
		23,421,588
Agricultural & Farm Machinery–1.12%
Deere & Co.	28,401	12,009,079
Apparel, Accessories & Luxury Goods–0.73%
LVMH Moet Hennessy Louis Vuitton SE (France)	8,941	7,810,718
Application Software–15.85%
Confluent, Inc., Class A(b)(c)	227,071	5,245,340
HubSpot, Inc.(b)	68,620	23,811,826
Intuit, Inc.	61,174	25,856,415
Paycom Software, Inc.(b)	77,734	25,181,152
salesforce.com, inc.(b)	98,054	16,470,130
Sprout Social, Inc., Class A(b)(c)	165,076	10,559,912
Synopsys, Inc.(b)	84,287	29,816,526
Workday, Inc., Class A(b)	180,522	32,752,107
		169,693,408
Automobile Manufacturers–0.60%
Tesla, Inc.(b)	36,932	6,397,361
Casinos & Gaming–1.03%
Las Vegas Sands Corp.(b)	186,470	11,001,730
Communications Equipment–2.49%
Arista Networks, Inc.(b)	106,023	13,361,018
Motorola Solutions, Inc.	51,679	13,282,020
		26,643,038
Construction Machinery & Heavy Trucks–0.95%
Caterpillar, Inc.	40,497	10,216,988
Data Processing & Outsourced Services–4.66%
Mastercard, Inc., Class A	67,195	24,902,467
Visa, Inc., Class A(c)	108,386	24,951,541
		49,854,008
Electronic Components–1.38%
Amphenol Corp., Class A	184,771	14,739,183
Electronic Manufacturing Services–1.17%
Flex Ltd.(b)	537,190	12,543,386
Footwear–1.01%
NIKE, Inc., Class B	84,845	10,803,314
Health Care Equipment–1.40%
DexCom, Inc.(b)	92,208	9,874,555
IDEXX Laboratories, Inc.(b)	10,701	5,141,830
		15,016,385
Shares		Value
Industrial Machinery–1.03%
Parker-Hannifin Corp.	33,822	$11,025,972
Interactive Home Entertainment–1.76%
Take-Two Interactive Software, Inc.(b)	166,003	18,796,520
Interactive Media & Services–4.62%
Alphabet, Inc., Class A(b)	226,201	22,357,707
Meta Platforms, Inc., Class A(b)	111,260	16,574,402
Pinterest, Inc., Class A(b)	400,760	10,535,980
		49,468,089
Internet & Direct Marketing Retail–7.33%
Alibaba Group Holding Ltd., ADR (China)(b)	181,641	20,016,838
Amazon.com, Inc.(b)	173,607	17,904,090
Etsy, Inc.(b)	78,783	10,838,965
JD.com, Inc., ADR (China)	266,175	15,845,398
MercadoLibre, Inc. (Brazil)(b)	11,759	13,895,493
		78,500,784
Internet Services & Infrastructure–4.53%
MongoDB, Inc.(b)	128,204	27,462,579
Snowflake, Inc., Class A(b)(c)	134,372	21,021,155
		48,483,734
Movies & Entertainment–3.96%
Liberty Media Corp.-Liberty Formula One, Class C(b)	107,957	7,643,356
Netflix, Inc.(b)	98,063	34,700,573
		42,343,929
Semiconductor Equipment–4.52%
Applied Materials, Inc.	279,991	31,216,197
ASML Holding N.V., New York Shares (Netherlands)	25,898	17,114,434
		48,330,631
Semiconductors–22.38%
Advanced Micro Devices, Inc.(b)	370,884	27,871,933
Broadcom, Inc.	31,702	18,545,987
GLOBALFOUNDRIES, Inc.(b)(c)	352,373	20,888,671
Lattice Semiconductor Corp.(b)	293,202	22,221,780
Monolithic Power Systems, Inc.	72,938	31,112,433
NVIDIA Corp.	302,070	59,015,416
NXP Semiconductors N.V. (China)	121,450	22,384,449
STMicroelectronics N.V., New York Shares (Singapore)	338,676	15,992,281
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	232,111	21,523,653
		239,556,603
Systems Software–7.08%
Microsoft Corp.	178,033	44,118,358
ServiceNow, Inc.(b)	69,643	31,696,618
		75,814,976
Technology Distributors–1.22%
CDW Corp.	66,368	13,010,119

See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Shares		Value
Technology Hardware, Storage & Peripherals–2.56%
Apple, Inc.	189,788	$27,384,511
Trading Companies & Distributors–1.10%
United Rentals, Inc.(b)	26,804	11,819,224
Wireless Telecommunication Services–0.66%
T-Mobile US, Inc.(b)	47,556	7,100,586
Total Common Stocks & Other Equity Interests (Cost $864,143,958)		1,058,488,421
Money Market Funds–1.26%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	4,520,470	4,520,470
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	3,798,655	3,799,795
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	5,166,251	5,166,251
Total Money Market Funds (Cost $13,485,140)		13,486,516
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $877,629,098)		1,071,974,937
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.38%
Invesco Private Government Fund, 4.36%(d)(e)(f)	16,122,651	$16,122,651
Invesco Private Prime Fund, 4.59%(d)(e)(f)	41,458,370	41,470,807
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,593,081)		57,593,458
TOTAL INVESTMENTS IN SECURITIES–105.53% (Cost $935,222,179)		1,129,568,395
OTHER ASSETS LESS LIABILITIES—(5.53)%		(59,157,040)
NET ASSETS–100.00%		$1,070,411,355
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,624,636	$97,385,286	$(110,489,452)	$-	$-	$4,520,470	$148,391
Invesco Liquid Assets Portfolio, Institutional Class	13,155,917	69,560,920	(78,921,038)	1,820	2,176	3,799,795	139,691
Invesco Treasury Portfolio, Institutional Class	20,142,441	111,297,471	(126,273,661)	-	-	5,166,251	197,524
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,664,621	277,062,038	(265,604,008)	-	-	16,122,651	418,905*
Invesco Private Prime Fund	10,884,116	615,764,227	(585,194,425)	378	16,511	41,470,807	1,143,540*
Total	$66,471,731	$1,171,069,942	$(1,166,482,584)	$2,198	$18,687	$71,079,974	$2,048,051

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,038,125,721	$20,362,700	$—	$1,058,488,421
Money Market Funds	13,486,516	57,593,458	—	71,079,974
Total Investments	$1,051,612,237	$77,956,158	$—	$1,129,568,395
Invesco Technology Fund